HARBOR FUNDS
Supplement to Statement of Additional Information dated April 1, 2010

Harbor Target Retirement Funds
All references to Saumen Chattopadhyay as a Portfolio
Manager of each of the Harbor Target Retirement Funds are hereby removed.

Effective:  October 18, 2010

Investors Should Retain This Supplement For Future Reference